INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF STATUTORY INCOME TAX RATES AND EFFECTIVE TAX RATE

A reconciliation of the statutory income tax rates and the effective tax rate is as follows:

	December 31,
	2022	2021

Statutory U.S. federal rate	21.0%	21.0%
State income tax, net of federal benefit	7.0%	7.0%
Permanent differences	(7.5)%	(4.0)%
Valuation allowance	(20.5)%	(24.0)%

Provision for income taxes	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following:

	December 31,
	2022	2021

Deferred tax assets:
Net operating loss carry forwards	$1,674,531	$1,073,527
Valuation allowance	(1,674,531)	(1,073,527)

	$-	$-